Subsequent events	12 Months Ended
Dec. 31, 2019
Subsequent Event [Line Items]
Subsequent events

4.      Subsequent events:

(a)

On February 27, 2020, the Reorganization was completed. In this Reorganization, common and preferred shareholders of Seaspan (the predecessor publicly held parent company) became common and preferred shareholders of Atlas, as applicable, on a one-for-one basis; maintaining the same number of shares, ownership percentage and associated rights and privileges as they held in Seaspan immediately prior to the Reorganization. In connection with the Reorganization, Atlas assumed all obligations under Seaspan’s common share purchase warrants and equity plans.

The Reorganization was accounted for as a transaction among entities under common control and represents a change in reporting entity whereby the financial information in the consolidated annual financial statements have been assumed by Atlas on a carry-over basis. Upon completion of the reorganization, Atlas common shares are traded on the New York Stock Exchange under the ticker symbol “ATCO”.

(b)

On February 28, 2020, the Company completed the acquisition of 100% of the issued and outstanding common shares of Apple Bidco, which holds 100% of the shares of APR Energy Ltd. (collectively “APR Energy”) from Fairfax Financial Holdings Limited (“Fairfax”), which held 67.8% of the APR Energy common shares, and certain other minority shareholders. As consideration for the shares of APR Energy, the Company issued 29,891,266 common shares at a deemed value of $11.10 per share. Further in accordance with the Acquisition Agreement, 6,664,270 shares of the Company have been reserved for holdback in connection with post-closing purchase price adjustments and indemnification obligations of the sellers.

Prior to the Reorganization and acquisition of APR Energy, Fairfax held approximately 36% of the outstanding common shares of Seaspan, had two members on the board of directors of Seaspan, and was considered a related party. Upon completion of the Reorganization and acquisition, Fairfax holds approximately 41% of the issued and outstanding shares of Atlas and maintains two members on the board of directors of Atlas.

APR Energy owns and manages power generation equipment leased to large corporate and government customers.  APR Energy offers both short-term and long-term turnkey solutions that provide its customers with comprehensive power-generation services. The results of operations of APR Energy from the date of acquisition until March 31, 2020 will be included in the Company’s interim financial statements for the period ended March 31, 2020.

(c)

On February 24, 2020, the Company entered into agreements to purchase four 12000 TEU vessels, with an aggregate purchase price of $367,100,000. To fund the acquisitions, the Company entered into financing arrangements, with an aggregate commitment of approximately $337,732,000, whereby the title of the vessels are transferred to a financial institution upon delivery and leased back for a period of 10 years. The financing arrangements are required to be closed concurrently with the respective vessel acquisitions, subject to vessel delivery and other customary closing conditions. In March 2020, two vessels were delivered and funded.

(d)	On February 28, 2020, the Company entered into a financing arrangement consisting of a $135,000,000 term loan credit facility and a $50,000,000 revolving loan and revolving letter of credit facility.

(e)

On February 28, 2020, the Company and Fairfax entered into a subscription agreement pursuant to which the Company sold, and the Fairfax purchased, $100,000,000 aggregate principal amount of 5.50% Senior Notes due 2027 at an issue price of 100% of their principal amount.

(f)	On March 6, 2020, the Company entered into a term loan agreement for aggregate proceeds of $100,000,000, to be used for refinancing and general corporate purposes.

(g)

In February 2020 and March 2020, the Company drew an additional $225,000,000 and $30,000,000 respectively on the Term Loan. The Term Loan matures on December 30, 2025 and is secured by the same portfolio of vessels as the Program, subject to composition requirements.

(h)

After the Reorganization, in March 2020, the Company declared quarterly dividends of $0.496875, $0.515625, $0.512500, $0.492188 and $0.500000 per Series D, Series E, Series G, Series H and Series I preferred share, respectively. The preferred share dividends will be paid on April 30, 2020 to all shareholders of record on April 29, 2020. Also in March 2020, the Company declared quarterly dividend of 0.125 per common share to be paid on April 30, 2020 to all shareholders of record on April 20,2020.

(i)

In March 2020, the World Health Organization declared the outbreak of a novel coronavirus (or COVID-19) as a pandemic.  To date, the Company has not yet experienced any material negative impacts to its business as a result of COVID-19. The future financial effects to the Company, if any, of COVID-19 cannot be reasonably estimated at this time.

Seaspan [Member]
Subsequent Event [Line Items]
Subsequent events

21. Subsequent events:

(a)

On January 3, 2020, the Company declared quarterly dividends of $0.496875, $0.515625, $0.512500, $0.492188 and $0.500000 per Series D, Series E, Series G, Series H and Series I preferred share, respectively, representing a total distribution of $16,763,000. The dividends were paid on January 30, 2020 to all shareholders of record on January 29, 2020.

(b)	On January 3, 2020, the Company declared a quarterly dividend of $0.125 per common share. The dividends were paid on January 30, 2020 to all shareholders of record as of January 20, 2020.
(c)

On January 17, 2020, the Company announced its intention to delist its outstanding 7.125% senior unsecured notes due 2027 (the "2027 7.125% Notes") from the New York Stock Exchange and to deregister the 2027 7.125% Notes under the Exchange Act of 1934, as amended. At the same time, the Company announced its intention to exercise its option to redeem the 2027 7.125% Notes on October 10, 2020, the first date for early redemption, at par plus accrued and unpaid interest to, but not including, such redemption date.

(d)	On January 24, 2020, the sixth and last vessel of the previously announced purchase of a fleet of six containerships was delivered.
(e)

On February 27, 2020, the Reorganization was completed. In this Reorganization, common and preferred shareholders of Seaspan (the predecessor publicly held parent company) became common and preferred shareholders of Atlas Corp., as applicable, on a one-for-one basis; maintaining the same number of shares and ownership percentage as held in Seaspan immediately prior to the Reorganization. In connection with the Reorganization, Atlas assumed all of Seaspan’s common share purchase warrants equity plans and will perform all obligations of Seaspan under such common share purchase warrants equity plans.

The Reorganization was accounted for as a transaction among entities under common control and represents a change in reporting entity whereby the financial information in the consolidated annual financial statements have been assumed by Atlas on a carry-over basis. Upon completion of the reorganization, Atlas common shares are traded on the New York Stock Exchange under the ticker symbol “ATCO”.

(f)

On February 28, 2020, after the Reorganization, Atlas completed the acquisition of all the issued and outstanding common shares of Apple Bidco Limited, which owns 100% of APR Energy Ltd. (collectively “APR Energy”) from Fairfax, which held 67.8% of the APR Energy common shares, and certain other minority shareholders. As consideration for the shares of APR Energy, Atlas issued 29,891,266 common shares at a deemed value of US$11.10 per share. Further in accordance with the Acquisition Agreement, 6,664,270 shares of Atlas Corp. have been reserved for holdback in connection with post-closing purchase price adjustments and indemnification obligations of the sellers. This increases Fairfax’s ownership to 41%, net of holdback. APR Energy is a producer of mobile power solutions. The results of operations of APR Energy from the date of acquisition until March 31, 2020 will be included in the Atlas consolidated financial statements for the quarter ended March 31, 2020.

(g)	On January 7, 2020, the Company made a prepayment of $48,316,000 on the remaining balance of the financing arrangement for a 13100 TEU vessel.
(h)

In February 2020 and March 2020, the Company drew an additional $225,000,000 and $30,000,000 respectively on the Term Loan. The Term Loan matures on December 30, 2025 and is secured by the same portfolio of vessels as the Program, subject to composition requirements.

(i)

On February 24, 2020, the Company entered into agreements to purchase four 12000 TEU vessels, with an aggregate purchase price of $367,100,000. To fund the acquisitions, the Company entered into financing arrangements, with an aggregate commitment of approximately $337,732,000, whereby the title of the vessels are transferred to a financial institution upon delivery and leased back for a period of 10 years. The financing arrangements are required to be closed concurrently with the respective vessel acquisitions, subject to vessel delivery and other customary closing conditions. In March 2020, two vessels were delivered and funded.

(j)

On February 28, 2020, the Company and Fairfax entered into a subscription agreement pursuant to which the Company sold, and the Fairfax purchased, $100,000,000 aggregate principal amount of 5.50% Senior Notes due 2027 at an issue price of 100% of their principal amount.

(k)

In March 2020, the World Health Organization declared the outbreak of a novel coronavirus (or COVID-19) as a pandemic.  To date, the Company has not yet experienced any material negative impacts to its business as a result of COVID-19. The future financial effects to the Company, if any, of COVID-19 cannot be reasonably estimated at this time.